Consolidated Statement of Comprehensive (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net loss	$ (230,026)	$ (246,290)	$ (116,484)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plan	(587)	(305)	(1,346)
Total items that will not be reclassified to profit or loss	(587)	(305)	(1,346)
Items that may be reclassified to profit or loss
Currency translation differences	(62)	176	112
Total items that may be reclassified to profit or loss	(62)	176	112
Other comprehensive loss	(649)	(129)	(1,234)
Total comprehensive loss	(230,675)	(246,419)	(117,718)
Attributable to:
Owners of the parent	$ (230,675)	$ (246,419)	$ (117,718)